ALLIANCE MUNICIPAL TRUST -FLORIDA PORTFOLIO

ALLIANCE CAPITAL


SEMI-ANNUAL REPORT
DECEMBER 31, 1997
(UNAUDITED)



PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1997 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           MUNICIPAL BONDS-75.5%
           FLORIDA-75.5%
           ALACHUA CITY IDA
           (Sabine Inc. Project)
           Series '95 AMT VRDN (a)
$  2,145   9/01/15                                 4.30%     $ 2,145,000
           ALACHUA COUNTY IDR
           (Florida Rock Industries Inc.)
           VRDN (a)
   9,000   11/01/22                                4.15        9,000,000
           BREVARD COUNTY HFA MFHR
           (Palm Place Project) VRDN (a)
   5,500   12/01/07                                3.70        5,500,000
           BROWARD COUNTY HFA MFHR
           (Harbour Town Jacaranda Project)
           Series '95B VRDN (a)
   1,400   12/01/25                                3.70        1,400,000
           BROWARD COUNTY HFA MFHR
           (Margate Investments Project)
           VRDN (a)
   2,200   11/01/05                                3.70        2,200,000
           BROWARD COUNTY HFA SFMR
           Series '97B AMT PPB (a)
   2,500   10/01/30                                4.05        2,500,000
           BROWARD COUNTY IDR
           (Education Resident and
           Training Authority)
           Series '97 VRDN (a)
   1,000   8/01/04                                 4.25        1,000,000
           DADE COUNTY
           Capital Asset
           Series '90 VRDN (a)
   7,330   10/01/10                                4.20        7,330,000
           DADE COUNTY HOSPITAL REVENUE
           (Miami Childrens Hospital)
           Series '90 VRDN (a)
   3,700   9/01/20                                 5.20        3,700,000
           DADE COUNTY IDA
           (Florida Power & Light)
           Series '93 VRDN (a)
   2,700   6/01/21                                 4.60        2,700,000
           DADE COUNTY IDA
           (Ivax Laboratories)
           Series '88 VRDN (a)
   1,600   3/01/08                                 4.35        1,600,000
           DADE COUNTY IDB
           (All Interior Supply Inc.)
           AMT VRDN (a)
     500   12/01/06                                5.00          500,000
           DADE COUNTY IDB
           (Bentley's Luggage Corp.)
           AMT VRDN (a)
     900   12/01/06                                5.00          900,000
           DADE COUNTY IDB
           (Pot Company Inc.)
           AMT VRDN (a)
     500   12/01/06                                5.00          500,000
           FLORIDA HFA MFHR
           (Ashley Lake ll)
           Series '89J AMT VRDN (a)
   3,000   12/01/11                                3.95        3,000,000
           FLORIDA HFA MFHR
           (Banyan Bay Apts.)
           Series '95L AMT VRDN (a)
   5,275   12/01/25                                4.20        5,275,000
           FLORIDA HFA MFHR
           (EEE-Carlton Arms II) VRDN (a)
   1,545   12/01/08                                3.85        1,545,000
           FLORIDA HFA MFHR
           (Huntington Project) VRDN (a)
   1,500   12/01/08                                4.25        1,500,000
           FLORIDA HFA MFHR
           (Lakes of Northdale Project)
           Series '84D VRDN (a)
   1,000   6/01/07                                 4.10        1,000,000


1



PORTFOLIO OF INVESTMENTS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           FLORIDA HFA MFHR
           (Monterey Lake Project) VRDN (a)
$  2,000   10/01/05                                3.70%     $ 2,000,000
           FLORIDA HFA MFHR
           (Oaks at Orange Park Project)
           Series '90 VRDN (a)
   6,140   7/01/07                                 3.75        6,140,000
           HILLSBOROUGH COUNTY IDA
           (Seaboard System)
           Series '83 VRDN (a)
     100   10/15/99                                4.05          100,000
           HILLSBOROUGH COUNTY IDA
           (Seaboard Tampa) AMT VRDN (a)
   6,900   12/01/16                                3.70        6,900,000
           HILLSBOROUGH COUNTY IDR
           (Semigraphic Arts)
           Series '87 AMT VRDN (a)
     500   9/01/07                                 5.00          500,000
           HILLSBOROUGH COUNTY PCR
           (Tampa Electric Project)
           Series '93 AMT VRDN (a)
   5,200   11/01/20                                5.10        5,200,000
           JACKSONVILLE HOSPITAL REVENUE
           (Genesis Rehabilitation Hospital)
           Series '96 VRDN (a)
   4,100   5/01/21                                 5.00        4,100,000
           JACKSONVILLE HOSPITAL REVENUE
           (University Medical Center Project)
           Series '88 VRDN (a)
   2,600   2/01/18                                 4.65        2,600,000
           JACKSONVILLE IDR
           (Pavilion Associates Project)
           Series '96 VRDN (a)
   1,000   1/01/15                                 3.70        1,000,000
           JACKSONVILLE IDR
           (St. John's Medical Investors)
           Series '96 VRDN (a)
   2,130   1/01/15                                 3.70        2,130,000
           JACKSONVILLE IDR
           (University of Florida
           Health Science Center)
           Series '89 VRDN (a)
     900   7/01/19                                 4.20          900,000
           LEE COUNTY IDA
           (Christian & Missionary Project)
           VRDN (a)
   2,500   4/01/10                                 4.08        2,500,000
           LEE COUNTY IDA
           (Cypress Cove Healthpark)
           Series '97C VRDN (a)
  14,000   10/01/04                                3.65       14,000,000
           MARION COUNTY HFA MFHR
           (Paddock Place Project)
           Series '85F VRDN (a)
   1,100   12/01/07                                4.00        1,100,000
           MARION COUNTY HFA MFHR
           (Summer Trace Project)
           Series '85D VRDN (a)
   2,300   12/01/07                                4.00        2,300,000
           MARTIN COUNTY SOLID WASTE
           (Florida Power & Light)
           Series '93 AMT VRDN (a)
     800   1/01/27                                 5.10          800,000
           MONROE COUNTY SALES TAX REVENUE
           MBIA
     100   4/01/98                                 4.00          100,358
           ORANGE COUNTY HFA MFHR
           (Sundown Assoc. II)
           Series B VRDN (a)
   1,000   6/01/04                                 3.80        1,000,000
           PALM BEACH COUNTY
           (Water & Sewer Revenue) VRDN (a)
   3,850   10/01/11                                5.00        3,850,000


2



ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           PALM BEACH COUNTY SFMR
           Series '97B AMT PPB (a)
$  2,500   10/01/30                                3.95%     $ 2,500,000
           PALM BEACH IDR
           (Florida Convalescent Center Project)
           AMT VRDN (a)
   2,565   11/01/11                                4.15        2,565,000
           PALM BEACH MFHR
           (Lake Crystal)
           Series '88A AMT VRDN (a)
   4,595   9/01/13                                 3.80        4,595,000
           PINELLAS COUNTY HEALTH FACILITIES
           (Mease Manor, Inc.)
           Series '95 VRDN (a)
   4,150   11/01/15                                4.20        4,150,000
           PINELLAS COUNTY HFA SFMR
           (Multi County Program)
           Series D AMT PPB (a)
   3,500   9/01/26                                 4.00        3,500,000
           SEMINOLE COUNTY SCHOOL DISTRICT RAN
           Series '97
   1,000   2/17/98                                 3.88        1,000,278
           ST. LUCIE PCR
           (Florida Power & Light)
           Series '93 AMT VRDN (a)
   6,600   1/01/27                                 5.10        6,600,000
           UNIVERSITY OF FLORIDA
           (Athletic Assoc. Stadium Project)
           Series '90 VRDN (a)
   8,200   2/01/20                                 4.95        8,200,000
           VOLUSIA COUNTY HFA MFHR
           (Ocean Oaks Apartments)
           Series '97B VRDN (a)
   7,295   11/01/37                                3.85        7,295,000

           Total Municipal Bonds
           (amortized cost $150,920,636)                     150,920,636

           COMMERCIAL PAPER-17.6%
           FLORIDA-16.9%
           CITY OF JACKSONVILLE
   4,400   2/27/98                                 3.75        4,400,000
           CITY OF JACKSONVILLE
   1,500   2/26/98                                 3.80        1,500,000
           FLORIDA LOCAL GOVERNMENT COMMISSION
           (Assoc. of Counties)
   3,492   2/12/98                                 3.85        3,492,000
           FLORIDA MUNICIPAL POWER AGENCY
           (Pooled Loan Project) Series A
   1,000   1/08/98                                 3.65        1,000,000
           INDIAN RIVER HOSPITAL DISTRICT
           Series '90
   1,000   4/07/98                                 3.70        1,000,000
           JACKSONVILLE ELECTRIC AUTHORITY
           Series A
   7,800   1/12/98                                 3.65        7,800,000
           ORANGE COUNTY
           Series A
   5,000   1/15/98                                 3.65        5,000,000
           SARASOTA HOSPITAL REVENUE
           (Sarasota Memorial Hospital)
           Series B
   1,000   4/09/98                                 3.75        1,000,000
           SARASOTA HOSPITAL REVENUE
           (Sarasota Memorial Hospital)
           Series B
   1,850   1/16/98                                 3.80        1,850,000
           SARASOTA HOSPITAL REVENUE
           (Sarasota Memorial Hospital)
           Series B
   1,200   1/28/98                                 3.85        1,200,000


3



PORTFOLIO OF INVESTMENTS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           SARASOTA HOSPITAL REVENUE
           (Sarasota Memorial Hospital)
           Series C
$  2,000   4/08/98                                 3.75%    $  2,000,000
           ST. LUCIE PCR
           (Florida Power & Light) Series '94A
   3,500   4/09/98                                 3.75        3,500,000
                                                            -------------
                                                              33,742,000

           PUERTO RICO-0.7%
           PUERTO RICO GOVERNMENT
           DEVELOPMENT BANK
           Series '96
   1,500   2/12/98                                 3.75        1,500,000

           Total Commercial Paper
           (amortized cost $35,242,000)                       35,242,000

           TOTAL INVESTMENTS-93.1%
           (amortized cost $186,162,636)                    $186,162,636
           Other assets less liabilities-6.9%                 13,763,806

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           199,926,546 shares outstanding)                  $199,926,442


#    All securities either mature or their interest rate changes in one year or less.

(a) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMT   Alternative Minimum Tax
     HFA   Housing Finance Agency/Authority
     IDA   Industrial Development Authority
     IDB   Industrial Development Board
     IDR   Industrial Development Revenue
     MBIA  Municipal Bond Investors Assurance
     MFHR  Multi-Family Housing Revenue
     PCR   Pollution Control Revenue
     RAN   Revenue Anticipation Note
     SFMR  Single Family Mortgage Revenue

     See notes to financial statements.


4



STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $186,162,636)         $186,162,636
  Cash                                                              13,046,877
  Interest receivable                                                  842,955
  Deferred organization expense                                         11,133
  Receivable for capital stock sold                                      2,221
  Total assets                                                     200,065,822

LIABILITIES
  Advisory fee payable                                                  54,209
  Distribution fee payable                                              28,227
  Accrued expenses                                                      56,944
  Total liabilities                                                    139,380

NET ASSETS                                                        $199,926,442

COMPOSITION OF NET ASSETS
  Capital shares                                                  $199,926,546
  Accumulated net realized loss on investments                            (104)
                                                                  $199,926,442


See notes to financial statements.


5



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $2,050,875

EXPENSES
  Advisory fee (Note B)                                $ 270,134
  Distribution assistance and administrative
    service (Note C)                                     212,727
  Custodian fees                                          37,051
  Transfer agency (Note B)                                26,295
  Printing                                                10,790
  Audit and legal fees                                     7,386
  Registration fees                                        4,813
  Amortization of organization expense                     2,182
  Trustees' fees                                           1,381
  Miscellaneous                                            3,559
  Total expenses                                         576,318
  Less: expense reimbursement and fee waiver            (114,949)
  Net expenses                                                         461,369
  Net investment income                                              1,589,506

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investment transactions                           1,873
  Net change in unrealized appreciation of investments                    (791)
  Net gain on investments                                                1,082

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $1,590,588


See notes to financial statements.


6



STATEMENT OF CHANGES IN NET ASSETS
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

                                                SIX MONTHS ENDED
                                                  DEC. 31, 1997     YEAR ENDED
                                                    (UNAUDITED)   JUNE 30, 1997
                                                  --------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                            $  1,589,506    $ 3,171,608
  Net realized gain on investment transactions            1,873             -0-
  Net change in unrealized appreciation
    of investments                                         (791)           791
  Net increase in net assets from operations          1,590,588      3,172,399

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                              (1,589,506)    (3,171,608)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (decrease) (Note E)                  110,776,430     (2,031,246)
  Total increase (decrease)                         110,777,512     (2,030,455)

NET ASSETS
  Beginning of period                                89,148,930     91,179,385
  End of period                                    $199,926,442    $89,148,930


See notes to financial statements.


7



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing eight classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio (the "Portfolio") and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. ORGANIZATION EXPENSES
The organization expenses of the Portfolio are being amortized against income on a straight-line basis through July, 2000.

3. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 1997, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio from July 1, 1997 to July 31, 1997 for expenses exceeding .75 of 1% of its average daily net assets, from August 1, 1997 to October 26, 1997 for expenses exceeding .80 of 1% of its average daily net assets and from October 27, 1997 to November 19, 1997 for expenses exceeding .85 of 1% of its average daily net assets. For the six months ended December 31, 1997, the reimbursement amounted to $75,721.


8



ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $15,653 for the six months ended December 31, 1997.

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25 of 1% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1997, the distribution fee amounted to $135,067, of which $39,228 was waived. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1997, such payments by the Portfolio amounted to $77,660, of which $46,000 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At December 31, 1997, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1997, the Portfolio had a capital loss carry forward of $1,977 which expires in the year 2004.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At December 31, 1997, capital paid-in aggregated $199,926,546. Transactions, all at $1.00 per share, were as follows:

                                              SIX MONTHS ENDED     YEAR ENDED
                                                DEC. 31, 1997        JUNE 30,
                                                  (UNAUDITED)          1997
                                               ---------------   --------------
Shares sold                                       356,085,996      509,670,004
Shares issued on reinvestments of dividends         1,589,506        3,171,608
Shares redeemed                                  (246,899,072)    (514,872,858)
Net increase (decrease)                           110,776,430       (2,031,246)


9



FINANCIAL HIGHLIGHTS
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      JULY 28,
                                            SIX MONTHS                 1995(A)
                                               ENDED     YEAR ENDED   THROUGH
                                           DEC. 31, 1997  JUNE 30,    JUNE 30,
                                            (UNAUDITED)     1997        1996
                                            ------------  --------  -----------
Net asset value, beginning of period           $1.00        $1.00     $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                       .015         .030      .030

LESS DIVIDENDS
Dividends from net investment income           (.015)       (.030)    (.030)
Net asset value, end of period                 $1.00        $1.00     $1.00

TOTAL RETURNS
Total investment return based on net
  asset value (c)                               2.97%(d)     3.03%     3.32%(d)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $199,926      $89,149   $91,179
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .85%(d)      .65%      .58%(d)
  Expenses, before waivers and
    reimbursements                              1.07%(d)     1.10%     1.24%(d)
  Net investment income (b)                     2.94%(d)     2.97%     3.12%(d)


(a)  Commencement of operations.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(d)  Annualized.


10



ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 6 6 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

AFLSR